Note 11 - Deposits (Tables)	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about deposits from banks [text block]
(thousands of Canadian dollars)
Maturity period	Demand/	Within	3 months to	1 year to	2 years to	Over	Accrued	2023	2022
	Floating	3 months	1 year	2 years	5 years	5 years	Interest	Total	Total

Total deposits	$555,353	$403,000	$1,461,075	$433,205	$618,569	$-	$62,164	$3,533,366	$2,657,540
Average effective interest rate	3.94%	3.93%	4.66%	3.71%	4.17%			4.18%	2.74%